UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 30, 2023 (unaudited)
Country	Percentage of Fund Investments
United States	44.57%
Japan	11.48
Mexico	4.11
Germany	3.49
United Kingdom	3.38
France	3.37
Italy	2.82
Romania	2.80
New Zealand	2.10
Spain	2.07
Switzerland	1.86
South Korea	1.78
Canada	1.67
South Africa	1.46
China	1.42
Cayman Islands	1.09
Ireland	0.92
Luxembourg	0.85
Austria	0.76
Netherlands	0.76
Singapore	0.74
Togo	0.64
Egypt	0.64
Brazil	0.63
Belgium	0.60
Greece	0.60
Australia	0.50
Indonesia	0.45
Iceland	0.39
Poland	0.35
Estonia	0.32
Sweden	0.19
Malaysia	0.17
Finland	0.16
Bermuda	0.16
Hungary	0.15
Thailand	0.11
Portugal	0.11
Nigeria	0.07
Chile	0.07
Slovenia	0.07
Denmark	0.06
Other	0.04
Peru	0.02
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,003.80	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Investor Class
Actual	$1,000.00	$1,002.70	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.67%
50,628	AmeriCredit Automobile Receivables Trust Series 2022-1 Class A2 2.05%, 01/20/2026	$ 50,350
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	451,198
370,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2023-4A Class A 5.49%, 06/20/2029	363,975
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 7.03%, 07/15/2036 3-mo. SOFR + 1.77%	545,000
211,551	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	193,910
698,075	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	506,161
122,995	CyrusOne Data Centers Issuer I LLC(b) Series 2023-1A Class B 5.45%, 04/20/2048	107,304
155,041	E-Carat 11 PLC(c) GBP, 5.34%, 05/18/2028 1-day SONIA + 0.58%	196,975
667,454	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	652,870
1,232,000	Ford Auto Securitization Trust II Asset-Backed Notes(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	925,638
414,635	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 6.25%, 01/17/2038 1-mo. LIBOR + 1.10%	414,145
1,000,000	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	746,054
270,430	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	259,003
539,672	Octagon 61 Ltd(b)(c) Series 2023-2A Class A 6.92%, 04/20/2036 3-mo. SOFR + 1.85%	539,929
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	869,963
235,670	Oscar US Funding X LLC(b) Series 2019-10 Class A4 3.27%, 05/10/2026	233,834
273,089	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	257,733
Principal Amount(a)		Fair Value
Non-Agency — (continued)
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 7.15%, 07/15/2036 3-mo. SOFR + 1.90%	$ 575,000
351,594	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	314,301
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	151,087
874,336	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	737,031
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,204,225	2.93%, 01/17/2036	1,181,503
	Series 2019-SFR1 Class A
569,971	2.75%, 03/17/2038	527,148
561,377	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	509,362
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	559,974
		11,869,448
U.S. Government Agency — 0.17%
288,312	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	267,612
546,148	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	505,392
		773,004
TOTAL ASSET-BACKED SECURITIES — 2.84% (Cost $13,306,592)		$ 12,642,452
CORPORATE BONDS AND NOTES
Basic Materials — 0.37%
1,147,000	Celanese US Holdings LLC EUR, 5.34%, 01/19/2029	1,221,751
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	201,289
200,000	POSCO (b) 5.75%, 01/17/2028	202,897
		1,625,937

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — 2.33%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	$ 5,260,014
825,000	EUR, 1.60%, 05/19/2028	805,198
580,000	5.40%, 02/15/2034	580,996
160,000	4.50%, 05/15/2035	147,088
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	515,323
558,000	5.25%, 04/01/2053	450,687
924,000	3.85%, 04/01/2061	558,861
	Verizon Communications Inc
2,020,000	2.55%, 03/21/2031	1,686,565
400,000	4.27%, 01/15/2036	360,655
		10,365,387
Consumer, Cyclical — 0.75%
	Ford Motor Co
217,000	3.25%, 02/12/2032	170,711
565,000	6.10%, 08/19/2032	547,573
165,000	General Motors Financial Co Inc 5.65%, 01/17/2029	162,282
1,062,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	931,521
1,400,000	Volkswagen Bank GmbH EUR, 4.63%, 05/03/2031	1,532,022
		3,344,109
Consumer, Non-Cyclical — 3.29%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	986,562
	Amgen Inc
450,000	5.60%, 03/02/2043	451,362
510,000	5.65%, 03/02/2053	516,480
450,000	5.75%, 03/02/2063	456,497
	ASTM SpA
800,000	EUR, 1.50%, 01/25/2030	707,913
600,000	EUR, 2.38%, 11/25/2033	510,547
	Autostrade per l'Italia SpA
1,300,000	EUR, 2.00%, 12/04/2028	1,239,643
250,000	EUR, 1.88%, 09/26/2029	228,588
1,556,000	EUR, 2.00%, 01/15/2030	1,423,631
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	751,333
350,000	British American Tobacco PLC(d) EUR, 3.00%, Perpetual	319,660
484,000	CVS Health Corp 5.88%, 06/01/2053	496,319
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	469,487
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	560,762
230,000	Humana Inc 5.50%, 03/15/2053	229,064
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
540,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.63%, 01/15/2032	$ 438,178
	Pfizer Investment Enterprises Pte Ltd
263,000	4.75%, 05/19/2033	262,009
1,333,000	5.30%, 05/19/2053	1,385,895
1,110,000	5.34%, 05/19/2063	1,123,263
	Thermo Fisher Scientific Finance I BV
150,000	EUR, 1.63%, 10/18/2041	112,141
260,000	EUR, 2.00%, 10/18/2051	185,534
1,200,000	UnitedHealth Group Inc 5.88%, 02/15/2053	1,332,874
646,000	Viatris Inc 4.00%, 06/22/2050	427,225
		14,614,967
Energy — 2.88%
480,000	Enbridge Inc 5.70%, 03/08/2033	486,591
290,000	MPLX LP 5.00%, 03/01/2033	277,786
171,180,000	Petroleos Mexicanos MXN, 7.19%, 09/12/2024	9,191,564
1,070,000	Targa Resources Corp 6.13%, 03/15/2033	1,093,315
303,000	Western Midstream Operating LP 6.15%, 04/01/2033	305,391
1,300,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	1,106,480
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	340,473
		12,801,600
Financial — 15.35%
430,000	Ally Financial Inc 6.99%, 06/13/2029	424,627
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,421,268
1,692,000	2.75%, 02/21/2028	1,425,389
500,000	Banco de Credito Social Cooperativo SA EUR, 5.25%, 11/27/2031	449,876
1,200,000	Banco de Sabadell SA(d) EUR, 5.75%, Perpetual	1,099,209
	Bank of America Corp
270,000	2.97%, 02/04/2033	225,079
427,000	EUR, 2.82%, 04/27/2033	414,410
	Barclays PLC
320,000	GBP, 9.25%, Perpetual(d)	366,354
1,226,000	EUR, 5.26%, 01/29/2034	1,334,906
720,000	Berkshire Hathaway Finance Corp EUR, 1.50%, 03/18/2030	675,632

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(d)	$ 958,221
1,300,000	EUR, 0.88%, 07/11/2030	1,144,599
600,000	GBP, 5.75%, 06/13/2032	721,958
	BPCE SA
400,000	EUR, 4.38%, 07/13/2028	432,727
900,000	EUR, 4.63%, 03/02/2030	983,624
250,000	2.28%, 01/20/2032(b)	193,027
1,400,000	EUR, 2.13%, 10/13/2046	1,088,414
346,000	Chubb INA Holdings Inc EUR, 1.40%, 06/15/2031	305,185
500,000	Citigroup Inc 4.91%, 05/24/2033	483,828
1,200,000	Commerzbank AG(d) EUR, 6.13%, Perpetual	1,191,593
	Deutsche Bank AG
390,000	6.72%, 01/18/2029	390,556
2,300,000	EUR, 1.75%, 11/19/2030	1,980,160
300,000	EUR, 5.63%, 05/19/2031	311,767
1,700,000	3.55%, 09/18/2031	1,411,867
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	346,682
1,225,000	Hammerson Ireland Finance Designated Activity Co REIT EUR, 1.75%, 06/03/2027	1,093,593
8,000	Hammerson PLC REIT GBP, 7.25%, 04/21/2028	9,057
800,000	Ibercaja Banco SA EUR, 2.75%, 07/23/2030	774,761
	Intesa Sanpaolo SpA
1,234,000	EUR, 5.88%, Perpetual(d)	1,067,809
1,120,000	EUR, 7.75%, Perpetual(d)	1,178,761
650,000	8.25%, 11/21/2033(b)	682,742
	JPMorgan Chase & Co
2,610,000	3.85%, 06/14/2025	2,552,555
1,100,000	EUR, 1.96%, 03/23/2030	1,058,438
1,100,000	5.35%, 06/01/2034	1,108,766
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	982,555
100,000	LEG Immobilien SE EUR, 0.88%, 01/17/2029	86,820
	Logicor Financing SARL
269,000	EUR, 3.25%, 11/13/2028	250,073
158,000	EUR, 1.63%, 01/17/2030	127,008
1,203,000	EUR, 0.88%, 01/14/2031	875,950
144,000	EUR, 2.00%, 01/17/2034	103,459
1,283,000	Mizuho Financial Group Inc EUR, 4.03%, 09/05/2032	1,372,987
	Morgan Stanley
1,338,000	EUR, 4.66%, 03/02/2029	1,466,737
2,013,000	EUR, 5.15%, 01/25/2034	2,298,768
1,070,000	5.25%, 04/21/2034	1,056,570
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	389,570
	Nasdaq Inc
194,000	EUR, 0.90%, 07/30/2033	152,443
390,000	5.55%, 02/15/2034	391,534
122,000	5.95%, 08/15/2053	124,915
Principal Amount(a)		Fair Value
Financial — (continued)
296,000	6.10%, 06/28/2063	$ 302,675
487,000	National Australia Bank Ltd 3.93%, 08/02/2034	418,627
427,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	462,303
310,000	NatWest Group PLC(d) 6.00%, Perpetual	286,750
690,000	Nomura Holdings Inc 6.18%, 01/18/2033	711,937
360,000	Permanent TSB Group Holdings PLC EUR, 3.00%, 08/19/2031	338,291
440,000	PNC Financial Services Group Inc 6.04%, 10/28/2033	450,284
	Raiffeisen Bank International AG
600,000	EUR, 4.75%, 01/26/2027	641,025
100,000	EUR, 0.05%, 09/01/2027	89,146
900,000	EUR, 2.88%, 06/18/2032	798,557
300,000	EUR, 7.38%, 12/20/2032	324,315
	Realty Income Corp REIT
677,000	EUR, 4.88%, 07/06/2030	734,066
527,000	EUR, 5.13%, 07/06/2034	574,402
2,388,000	Samhallsbyggnadsbolaget i Norden AB(d) EUR, 2.62%, Perpetual	495,100
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	569,709
840,000	1.88%, 01/15/2026	754,535
	Segro Capital SARL REIT
354,000	EUR, 1.88%, 03/23/2030	323,311
100,000	EUR, 0.50%, 09/22/2031	77,798
	SELP Finance SARL REIT
320,000	EUR, 3.75%, 08/10/2027	326,532
266,000	EUR, 0.88%, 05/27/2029	225,988
1,416,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,098,927
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	342,125
640,000	Sumitomo Mitsui Financial Group Inc 5.77%, 01/13/2033	658,515
819,000	Toronto-Dominion Bank EUR, 1.95%, 04/08/2030	775,720
	Truist Financial Corp
86,000	6.12%, 10/28/2033	87,275
366,000	5.12%, 01/26/2034	346,830
3,392,000	5.87%, 06/08/2034	3,393,395
	UBS Group AG
1,360,000	EUR, 0.65%, 01/14/2028	1,273,899
2,600,000	EUR, 7.75%, 03/01/2029	3,140,649
1,029,000	EUR, 0.88%, 11/03/2031	829,717
1,300,000	EUR, 2.88%, 04/02/2032	1,235,030
830,000	9.02%, 11/15/2033(b)	994,870
	US Bancorp
463,000	5.85%, 10/21/2033	463,615
574,000	5.84%, 06/12/2034	578,153

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
100,000	Vonovia Finance BV EUR, 0.50%, 09/14/2029	$ 81,634
	Vonovia SE
100,000	EUR, 0.63%, 12/14/2029	81,932
700,000	EUR, 2.38%, 03/25/2032	620,707
1,300,000	EUR, 0.75%, 09/01/2032	971,645
703,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	493,208
	WEA Finance LLC REIT(b)
660,000	2.88%, 01/15/2027	568,331
90,000	4.63%, 09/20/2048	61,917
1,366,000	Wells Fargo & Co EUR, 1.74%, 05/04/2030	1,272,782
		68,263,056
Industrial — 0.83%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	1,271,671
900,000	Cellnex Finance Co SA EUR, 2.25%, 04/12/2026	919,074
675,000	FedEx Corp EUR, 0.95%, 05/04/2033	540,458
	Honeywell International Inc
163,000	EUR, 3.75%, 05/17/2032	174,600
308,000	EUR, 4.13%, 11/02/2034	339,718
420,000	Johnson Controls International plc EUR, 4.25%, 05/23/2035	461,517
		3,707,038
Technology — 1.28%
450,000	Dell International LLC / EMC Corp 5.75%, 02/01/2033	454,314
	Intel Corp
240,000	5.13%, 02/10/2030	241,472
800,000	5.20%, 02/10/2033	807,582
180,000	5.63%, 02/10/2043	182,790
520,000	4.90%, 08/05/2052	479,944
450,000	5.70%, 02/10/2053	457,783
500,000	5.90%, 02/10/2063	516,359
	Oracle Corp
520,000	6.15%, 11/09/2029	541,615
1,074,000	3.65%, 03/25/2041	827,441
1,400,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,161,926
		5,671,226
Utilities — 1.96%
218,000	Duke Energy Indiana LLC 5.40%, 04/01/2053	219,717
	Electricite de France SA
1,200,000	EUR, 2.63%, Perpetual(d)	1,054,102
200,000	EUR, 3.00%, Perpetual(d)	184,370
500,000	EUR, 5.38%, Perpetual(d)	531,961
Principal Amount(a)		Fair Value
Utilities — (continued)
400,000	GBP, 6.00%, Perpetual(d)	$ 460,564
400,000	EUR, 7.50%, Perpetual(d)	442,960
240,000	9.13%, Perpetual(b)(d)(e)	246,115
200,000	6.25%, 05/23/2033(b)(e)	203,316
1,000,000	EUR, 2.00%, 12/09/2049	651,734
200,000	6.90%, 05/23/2053(b)	207,245
310,000	Enel Finance International NV(b) 7.50%, 10/14/2032	343,703
1,553,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,348,051
122,000	NiSource Inc 5.25%, 03/30/2028	121,904
800,000	Suez SACA EUR, 2.38%, 05/24/2030	784,763
228,000	Virginia Electric & Power Co 5.00%, 04/01/2033	225,338
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	962,471
834,000	4.30%, 07/15/2029	739,070
		8,727,384
TOTAL CORPORATE BONDS AND NOTES — 29.04% (Cost $138,965,793)		$129,120,704
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	336,320
	African Export-Import Bank
238,000	2.63%, 05/17/2026	214,086
3,334,000	3.80%, 05/17/2031	2,675,335
	Australia Government Bond
2,300,000	AUD, 4.50%, 04/21/2033	1,589,532
500,000	AUD, 3.00%, 03/21/2047	266,580
3,680,000	Banque Ouest Africaine de Developpement EUR, 2.75%, 01/22/2033	2,916,549
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	110,447
14,100 (f)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2033	2,836,281
	Bundesrepublik Deutschland Bundesanleihe
2,094,000	EUR, 0.00%, 05/15/2036	1,670,913
493,000	EUR, 4.75%, 07/04/2040	703,496
191,000	EUR, 2.50%, 08/15/2046	212,196
3,900,000	EUR, 1.80%, 08/15/2053	3,716,980
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,597,549
2,125,000	CAD, 2.50%, 12/01/2032	1,502,676
1,900,000	CAD, 1.75%, 12/01/2053	1,053,444
41,600,000	China Government Bond CNY, 3.81%, 09/14/2050	6,461,596
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	279,774

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,296,000	Estonia Government International Bond EUR, 4.00%, 10/12/2032	$ 1,451,647
	European Union
1,087,000	EUR, 0.40%, 02/04/2037	829,570
460,000	EUR, 0.45%, 07/04/2041	312,349
429,000	EUR, 3.38%, 11/04/2042	474,165
168,000	EUR, 2.63%, 02/04/2048	165,525
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	738,772
	French Republic Government Bond OAT
2,975,000	EUR, 0.25%, 11/25/2026	2,958,596
950,000	EUR, 0.75%, 05/25/2052	563,643
2,373,000	Hellenic Republic Government Bond(b) EUR, 4.25%, 06/15/2033	2,706,313
276,000,000	Hungary Government Bond HUF, 4.75%, 11/24/2032	684,199
286,078,000	Iceland Rikisbref ISK, 4.50%, 02/17/2042	1,762,968
	Indonesia Treasury Bond
18,827,000,000	IDR, 7.00%, 09/15/2030	1,305,478
10,350,000,000	IDR, 7.50%, 04/15/2040	746,785
2,100,000	Ireland Government Bond EUR, 3.40%, 03/18/2024	2,292,071
	Italy Buoni Poliennali Del Tesoro
3,725,000	EUR, 4.40%, 05/01/2033	4,204,020
409,000	EUR, 2.45%, 09/01/2033(b)	389,249
1,002,000	EUR, 0.95%, 03/01/2037(b)	736,461
699,000	EUR, 2.15%, 03/01/2072(b)	452,201
	Japan Government Five Year Bond
600,000,000	JPY, 0.10%, 09/20/2023	4,160,310
125,650,000	JPY, 0.01%, 09/20/2026	872,370
	Japan Government Ten Year Bond
1,339,000,000	JPY, 0.80%, 09/20/2023	9,298,346
474,000,000	JPY, 0.60%, 03/20/2024	3,302,117
669,400,000	JPY, 0.10%, 03/20/2027	4,662,117
600,000,000	JPY, 0.10%, 12/20/2027	4,171,413
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	4,436,308
163,700,000	JPY, 0.80%, 12/20/2047	1,054,069
585,200,000	JPY, 0.70%, 12/20/2048	3,631,854
184,350,000	JPY, 0.40%, 03/20/2050	1,040,790
88,950,000	JPY, 0.70%, 12/20/2050	539,532
	Japan Government Twenty Year Bond
209,100,000	JPY, 2.10%, 12/20/2029	1,630,631
431,500,000	JPY, 1.50%, 06/20/2034	3,308,102
430,900,000	JPY, 1.40%, 12/20/2042	3,202,298
417,200,000	JPY, 1.10%, 03/20/2043	2,941,376
1,225,000	Kingdom of Belgium Government Bond(b) EUR, 1.90%, 06/22/2038	1,124,275
	Korea Treasury Bond
8,730,000,000	KRW, 4.25%, 12/10/2032	6,902,797
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,420,000,000	KRW, 3.13%, 09/10/2052	$ 963,869
3,490,000	Malaysia Government Bond MYR, 4.23%, 06/30/2031	765,642
	Mexican Bonos
295,000 (g)	MXN, 5.75%, 03/05/2026	1,575,045
631,000 (g)	MXN, 7.75%, 05/29/2031(e)	3,485,080
	Mexico Government International Bond
1,957,000	EUR, 2.13%, 10/25/2051	1,214,877
3,990,000	EUR, 4.00%, 03/15/2115	3,196,633
	New Zealand Government Bond
7,343,000	NZD, 2.00%, 05/15/2032	3,660,865
10,524,000	NZD, 3.50%, 04/14/2033	5,887,449
393,000	Peru Government Bond(e) PEN, 6.15%, 08/12/2032	103,388
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 1.65%, 07/16/2032	482,274
1,480,000	Republic of Austria Government Bond(b) EUR, 2.90%, 05/23/2029	1,609,389
2,312,000	Republic of Poland Government Bond PLN, 3.25%, 07/25/2025	540,742
1,057,000	Republic of Poland Government International Bond 5.50%, 04/04/2053	1,062,923
	Republic of South Africa Government Bond
69,041,000	ZAR, 8.88%, 02/28/2035	3,000,626
89,552,477	ZAR, 8.50%, 01/31/2037(e)	3,635,627
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,308,599
680,000	6.63%, 02/17/2028(b)	698,754
654,000	EUR, 2.88%, 05/26/2028	639,098
350,000	EUR, 6.63%, 09/27/2029(b)	395,708
151,000	EUR, 2.50%, 02/08/2030	135,452
405,000	EUR, 3.62%, 05/26/2030(b)	386,677
98,000	EUR, 3.62%, 05/26/2030	93,566
911,000	EUR, 1.75%, 07/13/2030	756,064
584,000	EUR, 2.12%, 07/16/2031	482,255
409,000	EUR, 2.00%, 01/28/2032	327,068
394,000	EUR, 2.00%, 04/14/2033	302,931
362,000	EUR, 3.88%, 10/29/2035	312,178
298,000	EUR, 3.38%, 02/08/2038	233,157
2,579,000	EUR, 2.63%, 12/02/2040	1,706,504
2,035,000	EUR, 2.75%, 04/14/2041	1,358,939
2,174,000	EUR, 2.88%, 04/13/2042	1,453,018
623,000	EUR, 4.63%, 04/03/2049	524,331
457,000	EUR, 3.38%, 01/28/2050	311,470
270,000	7.63%, 01/17/2053(b)	296,529
800,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	578,628
350,000	Slovenia Government Bond EUR, 3.68%, 02/12/2031	298,262
7,055,000	Spain Government Bond(b) EUR, 0.70%, 04/30/2032	6,180,689

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,975,000	Sweden Government Bond SEK, 2.25%, 06/01/2032	$ 359,622
925,000	Swiss Confederation Government Bond CHF, 0.50%, 06/27/2032	992,233
16,750,000	Thailand Government Bond THB, 3.39%, 06/17/2037	500,142
	United Kingdom Gilt
900,000	GBP, 1.25%, 07/22/2027	992,588
9,541	GBP, 4.75%, 12/07/2030	12,385
2,990,000	GBP, 1.00%, 01/31/2032	2,887,357
2,729,140	GBP, 3.50%, 01/22/2045	2,981,466
4,880,000	GBP, 1.25%, 07/31/2051	3,070,855
200,000	GBP, 3.75%, 07/22/2052	226,586
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 38.28% (Cost $195,439,266)		$170,184,011
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.29%
534,940	A&D Mortgage Trust(b)(h) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	526,421
212,450	Brass PLC(b)(i) Series 10A Class A1 0.67%, 04/16/2069	203,410
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 6.09%, 08/15/2036 1-mo. LIBOR + 0.90%	823,999
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 6.14%, 11/15/2036 1-mo. LIBOR + 0.95%	418,564
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	898,206
478,552	HPLY Trust(b)(c) Series 2019-HIT Class A 6.19%, 11/15/2036 1-mo. LIBOR + 1.00%	472,965
225,000	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 5.32%, 12/22/2069 1-day SONIA + 0.57%	286,076
555,075	New Residential Mortgage Loan Trust(b)(i) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	460,373
343,170	Tower Bridge Funding PLC(c) Series 2021-2 Class A GBP, 5.53%, 11/20/2063 1-day SONIA + 0.78%	433,983
	Verus Securitization Trust(b)(h)
	Series 2023-4 Class A1
315,221	5.81%, 05/25/2068	310,967
	Series 2023-5 Class A1
349,275	6.48%, 06/25/2068	348,240
Principal Amount(a)		Fair Value
Non-Agency — (continued)
590,864	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 6.34%, 02/15/2040 1-mo. LIBOR + 1.15%	$ 555,427
		5,738,631
U.S. Government Agency — 16.80%
538,517	FARM Mortgage Trust(b)(i) Series 2021-1 Class A 2.18%, 01/25/2051	425,413
	Federal Home Loan Mortgage Corp
794,091	3.00%, 05/01/2050	708,620
1,216,087	2.50%, 10/01/2050	1,045,167
902,922	2.00%, 08/01/2051	742,377
3,998,582	2.00%, 04/01/2052	3,280,416
2,203,721	3.50%, 06/01/2052	2,008,866
4,232,093	4.00%, 06/01/2052	3,973,862
2,676,977	5.00%, 07/01/2052	2,626,055
155,627	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 7.07%, 01/25/2051 1-mo. SOFR + 2.00%	149,160
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
294,753	3.37%, 07/25/2025	283,547
	Series KL3W Class AFLW
404,218	5.64%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	402,745
	Federal National Mortgage Association
2,982,646	3.00%, 06/01/2050	2,663,434
4,740,361	2.50%, 09/01/2050	4,097,268
3,921,199	2.00%, 01/01/2051	3,224,606
2,910,984	2.50%, 08/01/2051	2,501,199
2,192,956	2.00%, 11/01/2051	1,804,094
3,140,315	2.50%, 04/01/2052	2,695,320
4,482,645	4.00%, 06/01/2052	4,209,124
8,254,417	4.50%, 06/01/2052	7,937,743
3,578,159	5.00%, 07/01/2052	3,508,802
473,501	5.00%, 10/01/2052	464,183
8,000,000	Government National Mortgage Association 3.50%, TBA	7,383,438
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
150,704	4.50%, 06/25/2057	145,040
	Series 2018-4 Class M55D
249,138	4.00%, 03/25/2058	234,696
	Series 2019-3 Class M55D
191,725	4.00%, 10/25/2058	179,886
	Series 2020-3 Class TTU
291,335	2.50%, 05/25/2060	262,858

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
276,676	3.50%, 11/25/2028	$ 260,877
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	369,393
	Series 2019-2 Class A1C
315,905	2.75%, 09/25/2029	288,783
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	439,737
	Uniform Mortgage-Backed Security(j)
5,700,000	2.00%, TBA	4,647,949
3,000,000	2.50%, TBA	2,543,672
8,000,000	3.00%, TBA	7,040,312
2,170,000	5.50%, TBA	2,159,489
		74,708,131
TOTAL MORTGAGE-BACKED SECURITIES — 18.09% (Cost $83,445,830)		$ 80,446,762
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,280,000	1.75%, 07/31/2024	2,192,897
2,000,000	1.50%, 09/30/2024	1,908,281
5,000,000	0.50%, 03/31/2025	4,625,000
2,166,800	2.13%, 05/15/2025	2,057,783
5,406,800	0.88%, 06/30/2026	4,871,611
2,900,000	2.25%, 11/15/2027	2,671,059
6,550,000	5.50%, 08/15/2028(e)	6,941,976
1,075,000	3.88%, 12/31/2029	1,065,636
1,380,000	1.13%, 05/15/2040	894,574
7,550,000	3.63%, 02/15/2053	7,245,641
TOTAL U.S. TREASURY BONDS AND NOTES — 7.75% (Cost $35,695,648)		$ 34,474,458
Contract Size
PURCHASED OPTIONS
558,000	GBP/USD Currency Call Option, exercise price GBP 1.26, expiration July 20, 2023, notional amount $558,000	6,542
552,000	USD/CNH Currency Call Option, exercise price $7.17, expiration July 11, 2023, notional amount CNH 552,000	7,567
Contract Size		Fair Value
Purchased Options — (continued)
1,124,000	USD/CNH Currency Call Option, exercise price $7.25, expiration July 27, 2023, notional amount CNH 1,124,000	$ 7,533
223,000	USD/SEK Currency Call Option, exercise price $10.78, expiration July 4, 2023, notional amount SEK 223,000	774
TOTAL PURCHASED OPTIONS — 0.01% (Cost $11,158)		$ 22,416
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.20%
$ 19,100,000	U.S. Treasury Bills(k) 5.24%, 11/30/2023	18,686,454
Repurchase Agreements — 1.99%
2,621,285	Undivided interest of 3.01% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $2,621,285 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(l)	2,621,285
3,101,653	Undivided interest of 3.39% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $3,101,653 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(l)	3,101,653

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$ 3,101,654	Undivided interest of 3.44% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $3,101,654 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(l)
$ 3,101,654
8,824,592
TOTAL SHORT TERM INVESTMENTS — 6.19% (Cost $27,511,046)	$ 27,511,046
TOTAL INVESTMENTS — 102.20% (Cost $494,375,333)	$454,401,849
OTHER ASSETS & LIABILITIES, NET — (2.20)%	$ (9,781,513)
TOTAL NET ASSETS — 100.00%	$444,620,336
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2023.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	All or a portion of the security is on loan at June 30, 2023.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2023. Maturity date disclosed represents final maturity date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Euro Treasury Note Futures	44	EUR	5,650	Sep 2023	$ 15,506
Canadian 10 Year Bond Futures	57	CAD	6,984	Sep 2023	56,784
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	19	EUR	2,198	Sep 2023	$ (34,583)
Euro-BTP Futures	11	EUR	1,277	Sep 2023	8,910
Euro-Buxl 30 Year Bond Futures	2	EUR	279	Sep 2023	4,342
Euro-Schatz Futures	30	EUR	3,146	Sep 2023	(5,673)
U.S. 10 Year Treasury Note Futures	18	USD	2,021	Sep 2023	(8,084)
U.S. 5 Year Treasury Note Futures	162	USD	17,349	Sep 2023	(240,022)
U.S. Long Bond Futures	32	USD	4,061	Sep 2023	(10,370)
U.S. Ultra Bond Futures	42	USD	5,721	Sep 2023	39,841
Short
10 Year Euro Treasury Note Futures	2	EUR	257	Sep 2023	2,422
Euro-Bobl Futures	276	EUR	31,936	Sep 2023	256,192
Euro-Bund Futures	233	EUR	31,161	Sep 2023	187,777
Japan 10 Year Bond Futures	33	JPY	4,902,150	Sep 2023	(119,642)
Long Gilt Futures	4	GBP	381	Sep 2023	10,504
U.S. 10 Year Treasury Ultra Futures	31	USD	3,672	Sep 2023	33,708
				Net Appreciation	$ 197,612
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	CNY	127,816,461	USD	18,735,922	07/20/2023	$(1,112,575)
BA	DKK	3,204,318	USD	472,877	07/20/2023	(2,649)
BA	EUR	328,752	HUF	128,147,631	07/20/2023	(908)
BA	EUR	30,082	SEK	347,169	07/20/2023	458
BA	EUR	1,010,795	USD	1,110,000	07/20/2023	(5,797)
BA	GBP	191,628	EUR	220,000	07/20/2023	2,678
BA	JPY	195,701,605	USD	1,407,419	07/20/2023	(46,519)
BA	NZD	566,398	USD	357,226	07/20/2023	(9,716)
BA	USD	132,289	CAD	176,529	07/20/2023	(1,016)
BA	USD	341,729	CNY	2,396,200	07/20/2023	11,340
BA	USD	8,650,532	MXN	160,328,203	07/20/2023	(676,598)
BA	USD	3,979,044	NZD	6,305,000	07/20/2023	110,657
BB	AUD	1,639,170	USD	1,110,000	07/20/2023	(17,361)
BB	AUD	326,000	ZAR	4,065,813	07/21/2023	1,644
BB	CNY	5,503,220	USD	771,000	07/21/2023	(12,156)
BB	COP	940,251,000	USD	208,845	07/21/2023	14,855
BB	CSK	3,469,237	USD	160,192	07/20/2023	(1,104)
BB	CSK	7,017,000	USD	316,729	07/21/2023	5,033
BB	EUR	4,273,637	CHF	4,231,397	07/20/2023	(82,057)
BB	EUR	309,837	HUF	121,183,475	07/20/2023	(855)
BB	EUR	1,002,123	USD	1,110,000	07/20/2023	(15,272)
BB	EUR	4,736,399	USD	5,141,096	07/21/2023	33,277
BB	GBP	1,698,949	EUR	1,930,668	07/20/2023	37,177
BB	GBP	133,000	JPY	23,026,193	07/21/2023	7,644
BB	INR	369,890,786	USD	4,472,628	07/20/2023	33,332
BB	JPY	103,481,420	USD	742,581	07/20/2023	(22,976)
BB	JPY	60,691,523	USD	433,000	07/21/2023	(10,882)
BB	KRW	314,194,000	USD	242,962	07/21/2023	(4,158)
BB	PLN	1,660,000	USD	390,827	07/21/2023	17,003
BB	USD	2,719,865	BRL	13,317,936	08/02/2023	(42,788)
BB	USD	634,774	CNY	4,421,568	07/20/2023	25,127
BB	USD	556,000	CNY	3,954,179	07/21/2023	10,755
BB	USD	4,590,000	EUR	4,217,191	07/20/2023	(16,900)
BB	USD	1,686,523	ILS	6,065,581	07/20/2023	49,235
BB	USD	165,280	KRW	215,442,000	07/21/2023	1,532
BB	USD	2,220,000	MXN	40,714,711	07/20/2023	(148,588)
BB	USD	5,284,431	NZD	8,747,000	07/21/2023	(82,159)
BBH	CHF	1,369,519	EUR	1,410,000	07/20/2023	870
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BBH	EUR	57,079	CHF	55,374	07/20/2023	$121
BBH	EUR	88,340	NOK	994,671	07/20/2023	4,054
BBH	EUR	558,639	USD	620,000	07/20/2023	(9,737)
BBH	GBP	532,181	USD	665,855	07/20/2023	10,070
BBH	NOK	994,671	EUR	84,819	07/20/2023	293
BBH	NOK	2,248,722	USD	216,788	07/20/2023	(7,125)
BBH	USD	2,804,590	EUR	2,600,000	07/20/2023	(35,675)
BBH	ZAR	31,229,340	USD	1,720,210	07/20/2023	(64,547)
BNP	AUD	3,215,844	USD	2,164,913	07/20/2023	(21,294)
BNP	CAD	776,598	USD	578,147	07/20/2023	8,297
BNP	CNY	3,620,664	USD	530,000	07/20/2023	(30,782)
BNP	COP	802,070,169	USD	170,399	07/19/2023	20,562
BNP	EUR	8,123,506	GBP	7,119,461	07/20/2023	(170,171)
BNP	EUR	1,308,058	HUF	509,691,758	07/20/2023	(10,816)
BNP	HUF	471,125,000	EUR	1,250,000	07/20/2023	(6,012)
BNP	ILS	17,356,184	USD	4,876,465	07/20/2023	(191,491)
BNP	KRW	3,033,299,810	USD	2,321,829	07/20/2023	(16,520)
BNP	MYR	3,496,800	USD	800,000	07/20/2023	(49,612)
BNP	SEK	8,388,841	USD	811,441	07/20/2023	(32,902)
BNP	SGD	743,586	USD	563,070	07/20/2023	(12,818)
BNP	USD	4,400,000	AUD	6,669,901	07/20/2023	(46,026)
BNP	USD	172,936	CAD	232,059	07/20/2023	(2,303)
BNP	USD	1,631,584	EUR	1,500,000	07/20/2023	(7,030)
BNP	USD	200,000	GBP	160,719	07/20/2023	(4,130)
BNP	USD	493,477	ILS	1,773,669	07/20/2023	14,708
BNY	CHF	1,051,360	USD	1,174,831	07/20/2023	2,442
CA	CNY	2,417,475	USD	340,000	07/20/2023	(6,678)
CA	JPY	297,468,241	USD	2,307,560	07/20/2023	(238,979)
CA	PLN	1,288,229	USD	298,237	07/20/2023	18,273
CA	THB	30,717,970	USD	914,468	07/20/2023	(44,407)
CA	USD	4,922,755	ZAR	89,193,290	07/20/2023	194,061
CGM	AUD	415,281	GBP	221,000	07/21/2023	(3,878)
CGM	CAD	369,488	USD	281,000	07/21/2023	(1,977)
CGM	CHF	150,000	USD	165,422	07/21/2023	2,561
CGM	CNY	2,064,923	USD	300,000	07/20/2023	(15,288)
CGM	CNY	2,495,222	USD	352,000	07/21/2023	(7,932)
CGM	DKK	1,039,000	USD	150,128	07/21/2023	2,354
CGM	EUR	1,380,050	USD	1,502,601	07/21/2023	5,063
CGM	GBP	221,000	AUD	411,824	07/21/2023	5,172
CGM	GBP	315,372	USD	403,834	07/21/2023	(3,277)
CGM	JPY	1,887,798,664	USD	13,594,535	07/21/2023	(464,627)
CGM	PHP	9,855,126	USD	175,221	07/20/2023	3,113
CGM	SEK	35,112,926	EUR	3,115,624	07/20/2023	(149,378)
CGM	SEK	5,710,000	USD	526,257	07/21/2023	3,693
CGM	SGD	380,000	EUR	257,265	07/21/2023	494
CGM	SGD	375,670	USD	280,000	07/21/2023	(1,994)
CGM	USD	266,000	AUD	390,338	07/21/2023	5,800
CGM	USD	279,000	CAD	369,706	07/21/2023	(187)
CGM	USD	412,440	CHF	369,527	07/21/2023	(1,389)
CGM	USD	1,685,875	CLP	1,374,544,197	07/20/2023	(23,217)
CGM	USD	240,000	EUR	217,667	07/20/2023	2,219
CGM	USD	2,965,799	EUR	2,737,310	07/21/2023	(24,630)
CGM	USD	5,907,019	KRW	7,757,156,000	07/21/2023	11,161
CGM	USD	1,090,000	MXN	19,021,045	07/20/2023	(16,554)
CGM	USD	167,000	NZD	271,443	07/21/2023	460
CGM	USD	221,000	SEK	2,392,323	07/21/2023	(1,034)
CGM	USD	411,405	SGD	555,000	07/21/2023	691
CGM	USD	2,985,913	ZAR	59,102,000	07/21/2023	(147,114)
GS	AUD	1,752,000	USD	1,142,877	07/21/2023	25,010
GS	CAD	7,450,000	USD	5,648,278	07/20/2023	(22,446)
GS	CAD	374,034	USD	279,000	07/21/2023	3,455
GS	CNY	86,028,134	USD	12,148,293	07/21/2023	(285,796)
GS	ILS	4,047,060	USD	1,110,000	07/20/2023	(17,573)
GS	ILS	1,120,000	USD	302,564	07/21/2023	(234)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	RON	710,000	USD	152,897	07/21/2023	$3,272
GS	SEK	3,020,150	AUD	416,000	07/21/2023	2,740
GS	THB	7,558,456	USD	218,826	07/21/2023	(4,694)
GS	USD	237,862	BRL	1,206,000	07/21/2023	(12,903)
GS	USD	7,135,384	EUR	6,650,000	07/21/2023	(129,541)
GS	USD	439,952	HUF	153,923,000	07/21/2023	(7,957)
GS	USD	331,730	KRW	433,638,000	07/21/2023	2,142
GS	USD	724,729	MXN	12,952,000	07/21/2023	(28,597)
GS	USD	71,778	MYR	330,000	07/21/2023	957
HSB	CLP	91,620,000	USD	113,279	07/21/2023	623
HSB	CNY	8,304,725	USD	1,152,586	07/20/2023	(7,529)
HSB	EUR	413,116	HUF	161,620,727	07/20/2023	(1,139)
HSB	EUR	1,064,000	USD	1,161,932	07/21/2023	456
HSB	IDR	4,448,269,000	USD	296,097	07/21/2023	(220)
HSB	JPY	145,831,000	USD	1,017,402	07/21/2023	(3,127)
HSB	KRW	215,442,000	USD	167,139	07/21/2023	(3,391)
HSB	NOK	2,161,000	USD	193,361	07/21/2023	8,131
HSB	PEN	450,000	USD	122,050	07/21/2023	1,805
HSB	PHP	36,940,124	USD	658,699	07/20/2023	9,753
HSB	SGD	267,000	ZAR	3,767,568	07/21/2023	(1,151)
HSB	TWD	9,236,000	USD	301,800	07/21/2023	(5,434)
HSB	USD	496,377	CAD	674,000	07/21/2023	(12,600)
HSB	USD	854,321	CNY	5,993,832	07/20/2023	27,891
HSB	USD	154,189	CNY	1,100,000	07/21/2023	2,509
HSB	USD	416,767	IDR	6,232,750,717	07/20/2023	2,140
HSB	USD	301,702	TWD	9,236,000	07/21/2023	5,335
HSB	ZAR	3,717,410	SGD	267,000	07/21/2023	(1,975)
JPM	AUD	416,000	SEK	2,980,405	07/21/2023	46
JPM	EUR	258,243	SGD	380,000	07/21/2023	99
JPM	GBP	440,000	USD	546,634	07/21/2023	12,214
JPM	MXN	30,488,730	USD	1,780,000	07/20/2023	(6,311)
JPM	USD	7,144,304	EUR	6,644,136	07/21/2023	(114,215)
JPM	USD	2,109,163	MXN	39,463,774	07/20/2023	(186,651)
JPM	USD	280,336	TWD	8,689,000	07/21/2023	1,521
JPM	ZAR	4,100,063	AUD	326,000	07/21/2023	(924)
JPM	ZAR	3,525,396	USD	180,000	07/20/2023	6,903
MS	AUD	5,002,642	USD	3,387,478	07/20/2023	(52,814)
MS	EUR	219,168	HUF	85,256,418	07/20/2023	(606)
MS	EUR	14,109,247	USD	15,458,169	07/20/2023	(45,092)
MS	GBP	467,535	USD	590,000	07/20/2023	3,818
MS	JPY	57,147,224	USD	420,000	07/20/2023	(22,601)
MS	PEN	73,522	USD	19,413	07/20/2023	824
MS	USD	341,729	CNY	2,396,781	07/20/2023	11,260
MS	USD	32,535,400	EUR	29,647,718	07/20/2023	147,949
MS	USD	220,000	HUF	76,827,432	07/20/2023	(3,635)
MS	USD	1,134,367	INR	93,573,934	07/20/2023	(5,538)
MS	USD	11,709,238	JPY	1,532,446,790	07/20/2023	1,052,670
MS	USD	4,494,896	PHP	246,136,012	07/20/2023	40,924
MS	USD	308,499	PLN	1,332,161	07/20/2023	(18,804)
RBS	PHP	30,354,082	USD	539,820	07/20/2023	9,455
RBS	USD	761,421	CLP	616,573,604	07/20/2023	(5,219)
RBS	USD	357,448	CNY	2,509,106	07/20/2023	11,492
SAH	CNY	6,895,969	USD	957,414	07/20/2023	(6,597)
SAH	INR	34,951,096	USD	424,808	07/20/2023	961
SAH	PHP	31,622,906	USD	562,500	07/20/2023	9,735
SEB	EUR	3,020,000	SEK	34,765,757	07/20/2023	68,581
SSB	USD	1,077,675	ZAR	19,740,587	07/20/2023	31,103
TD	EUR	451,068	HUF	175,343,796	07/20/2023	(1,247)
UBS	CHF	2,917,253	EUR	3,010,000	07/20/2023	(2,380)
UBS	EUR	5,300,000	USD	5,796,811	07/20/2023	(7,041)
UBS	HUF	132,000,000	USD	370,665	07/20/2023	13,570
UBS	INR	48,951,548	USD	595,192	07/20/2023	1,129
UBS	PHP	136,671,542	USD	2,466,741	07/20/2023	6,409
UBS	RON	813,212	USD	179,782	07/20/2023	(906)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	USD	1,958,579	CLP	1,587,303,184	07/20/2023	$(15,055)
UBS	USD	1,315,609	EUR	1,200,000	07/20/2023	4,717
					Net Depreciation	$(3,016,630)
At June 30, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Buy Credit Protection
iTraxx Europe Crossover Series 39 Version 1 Index	EUR	7,550	$(327,719)	$(131,242)	5.00%	06/20/2028	$(196,478)	4.00%	Quarterly
iTraxx Europe Senior Financials Series 39 Version 1 Index	EUR	11,000	(79,862)	(39,059)	1.00	06/20/2028	(40,803)	0.85	Quarterly
CDX.NA.IG.40 Index(c)	USD	46,950	(710,152)	(341,765)	1.00	06/20/2028	(368,387)	0.66	Quarterly
iTraxx Europe Series 39 Version 1 Index	EUR	26,760	(346,345)	(279,772)	1.00	06/20/2028	(66,574)	0.74	Quarterly
Sell Credit Protection
CDX.NA.IG.40-V1 (c)	USD	24,380	(368,765)	(258,337)	1.00	06/20/2028	(110,428)	0.66	Quarterly
						Net Depreciation	$(782,670)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
At June 30, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
5.80%	1-yr. SONIA	GBP	46,270	06/23/2025	$(164,795)	Daily
5.03%	1-day SONIA	GBP	14,615	07/20/2025	(314,240)	Daily
5.47%	1-day SONIA	GBP	23,000	07/20/2025	(253,672)	Daily
5.08%	1-day SONIA	GBP	9,480	07/20/2025	(192,103)	Daily
5.13%	1-day SONIA	GBP	8,690	07/20/2025	(165,138)	Daily
4.84%	3-mo. NZD-BBR-FRA	NZD	21,900	07/20/2025	(158,559)	Quarterly
5.11%	1-day SONIA	GBP	7,742	07/20/2025	(150,592)	Daily
5.05%	1-day SONIA	GBP	6,873	07/20/2025	(144,069)	Daily
3.73%	1-day SOFR	USD	5,138	07/20/2025	(104,802)	Daily
4.82%	3-mo. NZD-BBR-FRA	NZD	10,000	07/20/2025	(73,910)	Quarterly
3.77%	1-day SOFR	USD	1,601	07/20/2025	(31,441)	Daily
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
5.31%	3-mo. NZD-BBR-FRA	NZD	7,800	07/20/2025	$ (13,312)	Quarterly
3.78%	1-day SOFR	USD	627	07/20/2025	(12,154)	Daily
3-mo. HIBOR-HKAB	3.51%	HKD	4,921	07/20/2025	12,357	Quarterly
3-mo. HIBOR-HKAB	3.53%	HKD	12,488	07/20/2025	30,791	Quarterly
3-mo. HIBOR-HKAB	3.48%	HKD	37,286	07/20/2025	96,630	Quarterly
4.72%	1-day CORRA	CAD	36,500	10/19/2025	68,192	Daily
11.33%	1-day BR4CDI	USD	3,486	01/04/2027	22,663	Daily
12.88%	1-day BR4CDI	USD	4,689	01/04/2027	95,350	Annual
12.98%	1-day BR4CDI	USD	7,649	01/04/2027	162,211	Daily
3.01%	KRW-CD-KSDA	USD	3,300,000	07/20/2028	(57,012)	Quarterly
3.11%	6-mo. EURIBOR	EUR	4,400	07/20/2028	(30,976)	Semi Annual
3.37%	KRW-CD-KSDA	USD	1,578,002	07/20/2028	(6,814)	Quarterly
3.51%	TELBOR	ILS	1,800	07/20/2028	(3,997)	Quarterly
3.39%	KRW-CD-KSDA	USD	421,998	07/20/2028	(1,708)	Quarterly
4.85%	6-mo. PRIBOR-PRBO	CZK	4,365	07/20/2028	3,357	Semi Annual
4.79%	6-mo. PRIBOR-PRBO	CZK	74,553	07/20/2028	47,606	Semi Annual
3-mo. SEK-STIBOR	3.14%	SEK	51,900	07/20/2028	48,763	Quarterly
6-mo. EURIBOR	3.04%	EUR	4,800	07/20/2028	50,036	Semi Annual
2.85%	CNYOFFIRS	USD	177,620	07/20/2028	511,019	Quarterly
3.96%	KRW-CD-KSDA	USD	3,722,200	01/19/2033	127,378	Quarterly
4.04%	6-mo. AUD-BBR-BBSW	AUD	5,800	03/22/2033	(103,434)	Semi Annual
3-mo. NZD-BBR-FRA	4.38%	NZD	6,700	03/22/2033	40,159	Quarterly
1-yr. SONIA	4.25%	GBP	10,730	06/23/2033	120,105	Daily
TONA-OIS	0.73%	JPY	770,000	07/20/2033	(72,233)	Daily
1-day CORRA	3.56%	CAD	8,300	10/19/2033	141,810	Daily
2.61%	EXT-CPI	EUR	1,348	06/15/2043	(3,457)	Monthly
USA-CPI-U	2.49%	USD	1,766	06/15/2043	(1,366)	Monthly
USA-CPI-U	2.45%	USD	1,734	06/15/2043	8,157	Monthly
2.66%	EXT-CPI	EUR	1,402	06/15/2043	10,908	Monthly
6-mo. EURIBOR	1.94%	EUR	2,200	02/13/2073	181,758	Semi Annual
				Net Depreciation	$(280,534)
At June 30, 2023, the Fund held the following exchange traded written options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Received/ (Paid)	Fair Value
Call
USD/CNH Currency Call Option	GS	-	USD	7.25	07/11/2023	USD	1,104	$(1,656)	$ (5,347)
USD/SEK Currency Call Option	GS	-	USD	10.93	07/04/2023	USD	446	(1,151)	(131)
GBP/USD Currency Call Option	GS	-	USD	1.24	07/20/2023	USD	558	(937)	(15,709)
USD/CNH Currency Call Option	GS	-	USD	7.32	07/27/2023	USD	1,124	(1,906)	(3,462)
								$(5,650)	$(24,649)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Counterparty Abbreviations
AUD-BBR-BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BNP	BNP Paribas Securities Corp
BNY	Bank of New York
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CGM	Citigroup Global Markets
CNYOFFIRS	China Loan Prime Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HIBOR-HKAB	Hong Kong Interbank Offered Rate is the benchmark interest rate between banks of the Hong Kong Association of Banks.
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KRW-CD-KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NZD-BBR-FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
OIS	Overnight Indexed Swap is a swap derived from the overnight rate, which is generally fixed by the local central bank.
PRIBOR-PRBO	Prague Interbank Offered Rate at which unsecured CZK funds are offered by Panel Banks in the interbank market.
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SEK-STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSB	State Street Bank
TD	Toronto Dominion Bank
TELBOR	Bank of Israel Interest Rate Fixings is the interest rate on inter-bank loans
TONA-OIS	Tokyo Swap Rate
UBS	UBS AG
USA-CPI-U	United States of America Consumer Price Index
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Summary of Investments by Country as of June 30, 2023.
Country	Fair Value	Percentage of Fund Investments
United States	$202,515,105	44.57%
Japan	52,160,426	11.48
Mexico	18,663,198	4.11
Germany	15,865,210	3.49
United Kingdom	15,367,044	3.38
France	15,315,991	3.37
Italy	12,821,565	2.82
Romania	12,722,300	2.80
New Zealand	9,548,314	2.10
Spain	9,423,609	2.07
Switzerland	8,466,397	1.86
South Korea	8,069,562	1.78
Canada	7,593,833	1.67
South Africa	6,636,253	1.46
China	6,461,596	1.42
Cayman Islands	4,961,586	1.09
Ireland	4,185,472	0.92
Luxembourg	3,878,533	0.85
Austria	3,462,432	0.76
Netherlands	3,441,636	0.76
Singapore	3,349,794	0.74
Togo	2,916,549	0.64
Egypt	2,889,421	0.64
Brazil	2,836,281	0.63
Belgium	2,740,360	0.60
Greece	2,706,313	0.60
Australia	2,274,739	0.50
Indonesia	2,052,263	0.45
Iceland	1,762,968	0.39
Poland	1,603,665	0.35
Estonia	1,451,647	0.32
Sweden	854,722	0.19
Malaysia	765,642	0.17
Finland	738,772	0.16
Bermuda	737,031	0.16
Hungary	684,199	0.15
Thailand	500,142	0.11
Portugal	482,274	0.11
Nigeria	336,320	0.07
Chile	311,736	0.07
Slovenia	298,262	0.07
Denmark	279,774	0.06
Other	165,525	0.04
Peru	103,388	0.02
Total	$454,401,849	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Global Bond Fund
ASSETS:
Investments in securities, fair value (including $8,202,613 of securities on loan)(a)	$445,577,257
Repurchase agreements, fair value(b)	8,824,592
Cash	4,615,744
Cash denominated in foreign currencies, fair value(c)	1,311,009
Cash pledged on futures contracts	3,428,201
Cash pledged on forward foreign currency contracts	7,455,240
Cash pledged on centrally cleared swaps	6,261,831
Cash pledged for TBA investments	668,159
Interest receivable	3,877,358
Subscriptions receivable	1,236,366
Receivable for investments sold	15,685
Variation margin on futures contracts	197,417
Unrealized appreciation on forward foreign currency contracts	2,209,878
Total Assets	485,678,737
LIABILITIES:
Payable for TBA investments purchased	23,875,263
Payable for director fees	7,312
Payable for investments purchased	2,366,020
Payable for other accrued fees	152,648
Payable for shareholder services fees	5,517
Payable to investment adviser	201,298
Payable upon return of securities loaned	8,824,592
Redemptions payable	31,240
Unrealized depreciation on forward foreign currency contracts	5,226,508
Variation margin on centrally cleared swaps	343,354
Written options, fair value (premiums paid $5,650)	24,649
Total Liabilities	41,058,401
NET ASSETS	$444,620,336
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,070,070
Paid-in capital in excess of par	533,527,488
Undistributed/accumulated deficit	(94,977,222)
NET ASSETS	$444,620,336
NET ASSETS BY CLASS
Investor Class	$19,179,573
Institutional Class	$425,440,763
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Institutional Class	280,000,000
Issued and Outstanding
Investor Class	2,905,011
Institutional Class	57,795,685
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.60
Institutional Class	$7.36
(a) Cost of investments	$485,550,741
(b) Cost of repurchase agreements	$8,824,592
(c) Cost of cash denominated in foreign currencies	$1,184,146
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Global Bond Fund
INVESTMENT INCOME:
Interest	$6,148,657
Income from securities lending	8,330
Total Income	6,156,987
EXPENSES:
Management fees	1,265,192
Shareholder services fees – Investor Class	34,680
Audit and tax fees	39,663
Custodian fees	90,625
Directors fees	16,546
Legal fees	3,881
Pricing fees	28,704
Registration fees	19,766
Shareholder report fees	18,509
Transfer agent fees	4,649
Other fees	7,231
Total Expenses	1,529,446
Less amount waived by investment adviser	52,377
Net Expenses	1,477,069
NET INVESTMENT INCOME	4,679,918
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(19,434,147)
Net realized loss on credit default swaps	(616,938)
Net realized loss on interest rate swaps	(208,313)
Net realized gain on futures contracts	2,741,853
Net realized loss on purchased swaptions	(143,274)
Net realized gain on written options	113,625
Net realized gain on written swaptions	950,631
Net realized loss on forward foreign currency contracts	(3,724,023)
Net Realized Loss	(20,320,586)
Net change in unrealized appreciation on investments and foreign currency translations	24,225,385
Net change in unrealized depreciation on credit default swaps	(740,640)
Net change in unrealized depreciation on interest rate swaps	(314,598)
Net change in unrealized depreciation on futures contracts	(3,712,297)
Net change in unrealized depreciation on forward foreign currency contracts	(1,618,146)
Net change in unrealized depreciation on written options	(18,999)
Net change in unrealized appreciation on purchased swaptions	115,059
Net change in unrealized depreciation on written swaptions	(386,916)
Net Change in Unrealized Appreciation	17,548,848
Net Realized and Unrealized Loss	(2,771,738)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,908,180
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Global Bond Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$4,679,918	$8,637,536
Net realized loss	(20,320,586)	(36,062,257)
Net change in unrealized appreciation (depreciation)	17,548,848	(50,412,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,908,180	(77,837,139)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(99,757)
Institutional Class	-	(2,013,739)
From return of capital	0	(2,113,496)
From net investment income and net realized gains
Investor Class	(167,819)	(177,731)
Institutional Class	(3,881,937)	(3,454,108)
From net investment income and net realized gains	(4,049,756)	(3,631,839)
Total Distributions	(4,049,756)	(5,745,335)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,885,266	4,550,233
Institutional Class	37,245,081	60,924,888
Shares issued in reinvestment of distributions
Investor Class	167,819	277,488
Institutional Class	3,881,937	5,467,847
Shares redeemed
Investor Class	(3,579,207)	(5,725,673)
Institutional Class	(35,129,518)	(79,185,203)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,471,378	(13,690,420)
Total Increase (Decrease) in Net Assets	2,329,802	(97,272,894)
NET ASSETS:
Beginning of Period	442,290,534	539,563,428
End of Period	$444,620,336	$442,290,534
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	279,148	648,293
Institutional Class	4,958,673	7,807,240
Shares issued in reinvestment of distributions
Investor Class	25,312	41,880
Institutional Class	525,296	742,137
Shares redeemed
Investor Class	(530,900)	(828,111)
Institutional Class	(4,674,196)	(10,303,401)
Net Increase (Decrease)	583,333	(1,891,962)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$6.64	0.06	(0.04)	0.02	-	(0.06)	-	(0.06)	$6.60	0.27% (d)
12/31/2022	$7.88	0.10	(1.26)	(1.16)	(0.03)	(0.02)	(0.03)	(0.08)	$6.64	(14.65%)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
12/31/2020	$8.09	0.10	0.33	0.43	(0.02)	(0.07)	-	(0.09)	$8.43	5.33%
12/31/2019	$8.07	0.20	0.13	0.33	-	(0.31)	-	(0.31)	$8.09	4.07%
12/31/2018	$8.34	0.30	(0.32)	(0.02)	-	(0.22)	(0.03)	(0.25)	$8.07	(0.27%)
Institutional Class
06/30/2023 (Unaudited)	$7.40	0.08	(0.05)	0.03	-	(0.07)	-	(0.07)	$7.36	0.38% (d)
12/31/2022	$8.75	0.14	(1.40)	(1.26)	(0.03)	(0.03)	(0.03)	(0.09)	$7.40	(14.35%)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
12/31/2020	$8.95	0.16	0.35	0.51	(0.02)	(0.11)	-	(0.13)	$9.33	5.72%
12/31/2019	$8.91	0.25	0.14	0.39	-	(0.35)	-	(0.35)	$8.95	4.39%
12/31/2018	$9.20	0.35	(0.35)	0.00	-	(0.26)	(0.03)	(0.29)	$8.91	0.06%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$ 19,180	1.37% (g)	1.00% (g)	1.77% (g)	76% (d)
12/31/2022	$ 20,801	1.13%	1.00%	1.48%	176%
12/31/2021	$ 25,775	1.09%	1.01%	0.32%	184%
12/31/2020	$ 29,333	1.10%	1.01%	1.25%	104%
12/31/2019	$ 38,388	1.07%	1.01%	2.46%	73%
12/31/2018	$ 41,754	1.12%	1.01%	3.60%	123%
Institutional Class
06/30/2023 (Unaudited)	$425,441	0.66% (g)	0.65% (g)	2.13% (g)	76% (d)
12/31/2022	$421,489	0.65%	0.65%	1.83%	176%
12/31/2021	$513,789	0.64%	0.64%	0.74%	184%
12/31/2020	$460,046	0.66%	0.66%	1.76%	104%
12/31/2019	$470,867	0.65%	0.65%	2.79%	73%
12/31/2018	$409,355	0.70%	0.66%	3.80%	123%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 44% for the period ended June 30, 2023 and 96% and 138% for the years ended December 31, 2022 and December 31, 2021, respectively.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Global Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 30, 2023

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - June 30, 2023

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$495,069,795
Gross unrealized appreciation on investments	276,424,852
Gross unrealized depreciation on investments	(320,974,381)
Net unrealized depreciation on investments	$(44,549,529)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts, forward foreign currency contracts, purchased options, written options, purchased swaptions and written swaptions. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2023

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Options and Swaptions
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $3,049,000 and $(2,616,071) in purchased options and written options, respectively, for the reporting period.

Semi-Annual Report - June 30, 2023

Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $25,271,429 and $(119,714,286) in purchased swaptions and written swaptions, respectively, for the reporting period.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.  The Fund held an average of 400 long futures contracts and an average of 719 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $323,562,981 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront

Semi-Annual Report - June 30, 2023

premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $261,701,857 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $8,170,743,266 in interest rate swaps for the reporting period. Interest rate swaps are reported on a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(782,670)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,779,250 (a)	Net unrealized depreciation on interest rate swaps	$(2,059,784) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$ 615,986(a)	Net unrealized depreciation on futures contracts	$(418,374)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 2,209,878	Unrealized depreciation on forward foreign currency contracts	$(5,226,508)
Foreign exchange contracts (purchased options)	Net unrealized appreciation on purchased options	$ 22,416
Foreign exchange contracts (written options)			Written options, at fair value	$ (24,649)
(a)Includes cumulative appreciation of credit contracts and interest rate contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2023

The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (616,938)	Net change in unrealized depreciation on credit default swaps	$(740,640)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (208,313)	Net change in unrealized depreciation on interest rate swaps	$(314,598)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$ 2,741,853	Net change in unrealized depreciation on futures contracts	$(3,712,297)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(3,724,023)	Net change in unrealized depreciation on forward foreign currency contracts	$(1,618,146)
Interest rate contracts (purchased options)	Net realized loss on purchased options	$ (133,018)	Net change in unrealized appreciation on purchased options	$11,258
Interest rate contracts (written options)	Net realized gain on written options	$ 46,348
Foreign exchange contracts (written options)	Net realized gain on written options	$ 67,277	Net change in unrealized depreciation on written options	$(18,999)
Credit contracts (written swaptions)	Net realized gain on written swaptions	$ 950,631	Net change in unrealized depreciation on written swaptions	$(386,916)
Credit contracts (purchased swaptions)	Net realized gain on purchased swaptions	$ (143,274)	Net change in unrealized depreciation on purchased swaptions	$ 115,059
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2023.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$ 2,209,878	$(914,270)	$—	$—	$ 1,295,608
Derivative Liabilities (forward contracts)	$(5,226,508)	$ 914,270	$—	$—	$(4,312,238)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

Semi-Annual Report - June 30, 2023

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with Empower Capital Management, LLC (ECM) (the Adviser), a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.57% of the Fund’s average daily net assets up to $1 billion dollars, 0.52% of the Fund’s average daily net assets over $1 billion dollars and 0.47% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$29,302	$23,309	$44,245	$52,377	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Insight North America LLC and RBC Global Asset Management (UK) Limited. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $131,380,013 and $133,382,106, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $197,265,310 and $224,146,816, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the

Semi-Annual Report - June 30, 2023

amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $8,202,613 and received collateral as reported on the Statement of Assets and Liabilities of $8,824,592 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2023. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$460,000
Foreign Government Bonds and Notes	7,813,967
U.S. Treasury Bonds and Notes	550,625
Total secured borrowings	$8,824,592
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Global Bond Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Insight Sub-Advisory Agreement”) by and among the Company, ECM and Insight North America LLC (“Insight”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “RBC GAM Sub-Advisory Agreement”) by and among the Company, ECM and RBC Global Asset

Management (UK) Limited (“RBC GAM” and together with Insight, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Insight Sub-Advisory Agreement and the RBC GAM Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Insight and RBC GAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
In evaluating the Fund’s investment performance and the performance of the Sub-Advisers, the Board noted that each of Insight and RBC GAM and its respective affiliates commenced management of its allocated portion of the Fund’s portfolio in August 2018 and in July 2021, respectively. The Board also considered that, prior to July 2021, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
Taking into account the foregoing, the Board observed that the annualized returns of the Fund’s Investor Class for the one-year period ended December 31, 2022 were in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and in the third quintile of its performance universe for each of the three-, five- and ten-year periods ended December 31, 2022, which exceeded the performance universe median for the five- and ten-year periods. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2022, were in the third, third and second quintiles, respectively, of its performance universe, which exceeded its performance universe median for each of the three- and five-year periods. With the exception of the one-year period ended December 31, 2022, the Fund underperformed its benchmark index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, such as the impact of various geographic allocations and duration and yield curve positioning. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the cost of services provided by ECM and Insight from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s Investor Class total annual operating expense ratio was in the fifth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and the total annual operating expense ratio for the Fund’s Institutional Class was in the fourth quintile of its peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to the Sub-Advisers, the Board noted that neither Sub-Adviser provided information on specific fees charged to other clients. However, Insight stated that the Fund’s sub-advisory fee is proportionate to the size and level of service provided to substantially similar clients invested in substantially similar accounts and that any fee differences, higher or lower, can generally be explained by the mandate’s size and complexity and the scope of services. As to RBC GAM, the Board noted that the Sub-Adviser’s statement that the sub-advisory fee is appropriate and similar to other similar mandates. The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by Insight. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and Insight.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. With respect to the Sub-Advisers, the Board noted that although RBC GAM did not provide an estimate of its profits related to the Fund, the RBC GAM Sub-Advisory Agreement is arm’s length and therefore, such information regarding RBC GAM was not relevant to the Board’s consideration of the continuation of the RBC GAM Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the RBC GAM Sub-Advisory Agreement contained breakpoints that would reduce the fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the RBC GAM sub-advisory fee schedule take effect at lower asset levels than for the management fee. While the fee schedule for the Insight Sub-Advisory Agreement does not include breakpoints, the Board noted Insight’s statement that its low, at-scale sub-advisory fee already encompasses economies of scale. Also reviewed was the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that although such portion was above that of the Fund’s peer group for the Institutional Class, the portion retained as to the Investor Class was below that of the Fund’s peer group. The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. As to the Sub-Advisers, the Board noted that neither Insight nor RBC GAM identified any indirect “fall out” benefits to be received from their relationships with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023